Reserve Quantity Information (Detail)	12 Months Ended
	Dec. 31, 2013 MMcfe		Dec. 31, 2012 MMcfe
MRD [Member] | Natural Gas Equivalent [Member]
Reserve Quantities [Line Items]
Beginning of year	1,059,895	[1]	1,312,533
Extensions and discoveries	210,652		62,819
Purchase of minerals in place	39,183		45,987
Production	(46,819)		(31,731)
Sales of minerals in place	(27,169)		(752)
Revision of previous estimates	(110,165)		(328,961)
End of year	1,125,577	[2]	1,059,895	[1]
Beginning of year	337,869		250,073
End of year	367,641		337,869
Beginning of year	722,026		1,062,460
End of year	757,936		722,026
MRD [Member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning of year	11,953	[1]	10,834
Extensions and discoveries	1,794		689
Purchase of minerals in place	211		1,100
Production	(665)		(369)
Sales of minerals in place	(599)		(4)
Revision of previous estimates	(1,383)		(297)
End of year	11,311	[2]	11,953	[1]
Beginning of year	3,082		2,107
End of year	3,402		3,082
Beginning of year	8,871		8,727
End of year	7,909		8,871
MRD [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	739,378	[1]	929,335
Extensions and discoveries	149,974		42,019
Purchase of minerals in place	31,815		28,115
Production	(34,092)		(24,131)
Sales of minerals in place	(14,137)		(728)
Revision of previous estimates	(70,684)		(235,232)
End of year	802,254	[2]	739,378	[1]
Beginning of year	245,449		191,557
End of year	263,797		245,449
Beginning of year	493,929		737,778
End of year	538,457		493,929
MRD [Member] | Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of year	41,466	[1]	53,031
Extensions and discoveries	8,319		2,778
Purchase of minerals in place	1,017		1,879
Production	(1,457)		(898)
Sales of minerals in place	(1,573)
Revision of previous estimates	(5,196)		(15,324)
End of year	42,576	[2]	41,466	[1]
Beginning of year	12,321		7,644
End of year	13,904		12,321
Beginning of year	29,145		45,387
End of year	28,672		29,145
MEMP [Member] | Natural Gas Equivalent [Member]
Reserve Quantities [Line Items]
Beginning of year	1,015,095	[3],[4]	832,913
Extensions and discoveries	85,180		71,192
Purchase of minerals in place	18,554		224,202
Production	(56,303)		(43,329)
Sales of minerals in place			(29,499)
Revision of previous estimates	(47,421)		(40,384)
End of year	1,015,105	[5]	1,015,095	[3],[4]
Beginning of year	619,704		589,504
End of year	616,893		619,704
Beginning of year	395,391		243,409
End of year	398,212		395,391
MEMP [Member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning of year	39,089	[3],[4]	27,150
Extensions and discoveries	5,655		7,501
Purchase of minerals in place	119		11,336
Production	(1,764)		(1,519)
Sales of minerals in place			(4,214)
Revision of previous estimates	(3,950)		(1,165)
End of year	39,149	[5]	39,089	[3],[4]
Beginning of year	24,515		19,332
End of year	22,265		24,515
Beginning of year	14,574		7,818
End of year	16,884		14,574
MEMP [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of year	604,440	[3],[4]	579,751
Extensions and discoveries	40,770		19,869
Purchase of minerals in place	16,294		113,617
Production	(35,924)		(29,744)
Sales of minerals in place			(4,214)
Revision of previous estimates	(18,441)		(74,839)
End of year	607,139	[5]	604,440	[3],[4]
Beginning of year	376,932		413,431
End of year	387,548		376,932
Beginning of year	227,508		166,320
End of year	219,591		227,508
MEMP [Member] | Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of year	29,352	[3],[4]	15,045
Extensions and discoveries	1,747		1,053
Purchase of minerals in place	258		7,095
Production	(1,632)		(745)
Revision of previous estimates	(879)		6,904
End of year	28,846	[5]	29,352	[3],[4]
Beginning of year	15,947		10,015
End of year	15,959		15,947
Beginning of year	13,405		5,030
End of year	12,887		13,405

[1]	Includes reserves of 67,135 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.
[2]	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.
[3]	Includes reserves of 406,324 MMcfe attributable to common control acquisitions.
[4]	MRD Segment's share of these reserves is 476,550 MMcfe.
[5]	MRD Segment's share of these reserves is 89,837 MMcfe.